Investments (Tables)	9 Months Ended
Dec. 31, 2025
Disclosure of Investments [Abstract]
Schedule of investments [Table Text Block]
	December 31, 2025	March 31, 2025
Marketable securities	$9,001	$21,016
Equity securities of private companies (Note 24)	467	429
Funds	2,654	2,691
	$12,122	$24,136